Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

19. Related party transactions

(a)    Transactions with TELUS Corporation

General

TELUS Corporation produces consolidated financial statements available for public use and is the ultimate parent and controlling party of TELUS International (Cda) Inc.

Recurring transactions

TELUS Corporation and its subsidiaries receive customer care, integrated business process outsourcing and information technology outsourcing services from us, and provide services (including people, network, finance, communications, and regulatory) to us.

Certain of our employees also participate in TELUS Corporation share-based compensation plans. TELUS Corporation charges these amounts to us at cost, net of hedging effects where applicable.

We also participate in defined benefit pension plans that share risks between TELUS Corporation and its subsidiaries.

	2020			2019			2018
	TELUS	Subsidiaries		TELUS	Subsidiaries		TELUS	Subsidiaries
As at, or Year Ended	Corporation	of TELUS		Corporation	of TELUS		Corporation	of TELUS
December 31 (millions)	(parent)	Corporation	Total	(parent)	Corporation	Total	(parent)	Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$310.2	$310.2	$—	$267.7	$267.7	$—	$203.2	$203.2
Goods and services purchased (from)	—	(29.2)	(29.2)	—	(4.9)	(4.9)	—	(5.4)	(5.4)
	—	281.0	281.0	—	262.8	262.8	—	197.8	197.8
Receipts from related parties	(0.2)	(283.8)	(284.0)	(0.2)	(251.3)	(251.5)	—	(199.3)	(199.3)
Payments to related parties	38.0	—	38.0	27.3	—	27.3	19.4	—	19.4
Payments made by related parties on our behalf	(13.8)	(5.1)	(18.9)	(26.1)	(9.5)	(35.6)	(15.0)	(12.1)	(27.1)
Issuance of Common A Shares	—	—	—	—	—	—	25.7	—	25.7
Foreign currency adjustments	—	(2.2)	(2.2)	0.1	—	0.1	0.7	(0.3)	0.4
Change in balance	24.0	(10.1)	13.9	1.1	2.0	3.1	30.8	(13.9)	16.9
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	3.0	1.2	4.2	1.9	(0.8)	1.1	(28.9)	13.1	(15.8)
Balance, end of year	$27.0	$(8.9)	$18.1	$3.0	$1.2	$4.2	$1.9	$(0.8)	$1.1
Accounts with TELUS Corporation and subsidiaries
Due from	$27.0	$22.1	$49.1	$3.0	$27.2	$30.2	$3.1	$18.3	$21.4
Due to	—	(31.0)	(31.0)	—	(26.0)	(26.0)	(1.2)	(19.1)	(20.3)
	$27.0	$(8.9)	$18.1	$3.0	$1.2	$4.2	$1.9	$(0.8)	$1.1

In the consolidated statement of financial position, amounts due from affiliates and amounts due to affiliates are generally due 30 days from billing and are cash-settled on a gross basis.

Subsequent to year end, in January 2021, we renewed our master service agreement with TELUS Corporation, which provides for a term of ten years beginning in January 2021 and a minimum annual spend of $200.0 million, subject to adjustment in accordance with its terms.

Other transactions

On February 6, 2018, 4,180,995 Class A common shares, with a fair value of $25.7 million, were issued to TELUS Corporation, in connection with the acquisition of Xavient.

On January 29, 2020, in connection with the acquisition of Competence Call Center (Note 13(c)), we issued 14,672,610 Class A common shares and 225,000 Class C common shares to our controlling shareholder for $126.1 million (Note 17(a)). The proceeds from these share issuances were used to finance the acquisition.

Effective January 31, 2020, TELUS Corporation participates as a lender in the credit facility syndicate (see Note 16(b)) with a balance of $132.0 million outstanding as at December 31, 2020.

On April 1, 2020, we issued 3,535,470 Class C common shares for proceeds of $48.8 million to our controlling shareholder as consideration for the acquisition of MITS, a common control transaction (See Note 13(d)). We also issued 5,434,780 Class A common shares to our controlling shareholder for proceeds of $75.0 million to finance the buy-out of the non-controlling interest in Xavient Digital in April 2020.

On December 29, 2020, in connection with the acquisition of Lionbridge AI (Note 13(c)), we issued 7,552,089 Class A common shares to TELUS for $149.6 million (Note 17(a)). The proceeds from these share issuances were used to finance the acquisition.

On February 3, 2021, in connection with the Company’s IPO, TELUS Corporation converted 6,484,296 of our multiple voting shares to subordinate voting shares that were sold to new investors in a secondary offering.

(b)    Transactions with Baring Private Equity Asia

General

Baring Private Equity Asia exercises significant influence on TELUS International (Cda) Inc.

Recurring transactions

As at, and during the year ended December 31, 2020 and 2019, there were no balances due to or due from, or recurring transactions with, Baring Private Equity Asia.

Other transactions

On February 6, 2018, 2,251,305 Class B common shares were issued to Baring Private Equity Asia for cash proceeds totaling $13.9 million.

On January 29, 2020, in connection with the acquisition of Competence Call Center (Note 13(c)), we issued 8,021,790 Class B common shares to Baring Private Equity Asia, for $67.9 million (Note 17(a)). The proceeds from these share issuances were used to finance the acquisition.

On September 29, 2020 Baring has elected to exercise its option to purchase 4,816,138 Class B common shares for aggregate consideration of $66.5 million.

On December 29, 2020, in connection with the acquisition of Lionbridge AI (Note 13(c)), we issued 4,054,954 Class B common shares to Baring Private Equity Asia for $80.4 million (Note 17(a)). The proceeds from these share issuances were used to finance the acquisition.

On February 3, 2021, in connection with the Company’s IPO, Baring Private Equity Asia converted 15,068,329 of our multiple voting shares to subordinate voting shares that were sold to new investors in a secondary offering.

(c)    Senior Leadership Team

Our Senior Leadership Team shares authority and responsibility for overseeing, planning, directing and controlling our activities. Total compensation expense for the Senior Leadership Team, and the composition thereof, is as follows:

Years Ended December 31 (millions)	2020	2019	2018
Short‑term benefits	$3.9	$3.2	$3.0
Post‑employment pension(1) and other benefits	$1.0	$0.6	$0.5
Share‑based compensation	$5.1	$6.0	$3.8
(1)

Some of our Senior Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

As disclosed in Note 9, we made initial awards of share-based compensation in 2020, 2019 and 2018, including, as set out below, to our Senior Leadership Team. As most of these awards are graded-vesting and have multi-year requisite service periods, the related expense will be recognized ratably over a period of years and thus only a portion of the initial awards is included in the amounts in the table above.

•

In 2020, there were no awards of TELUS phantom restricted share units and TELUS International Phantom restricted share units. There were also no awards of equity and cash-settled options granted during the year.

•

In 2019, we awarded 83,818 TELUS phantom restricted share units and 277,020 TELUS International Phantom restricted share units with a grant-date-fair-value of $21.38 and $8.46, respectively. In 2019, we also granted 460,917 equity and cash-settled options with an exercise price of $8.46.

•

In 2018, we awarded 65,828 TELUS Phantom restricted share units and 317,938 TELUS International Phantom restricted share units with a grant-date-fair-value of $22.63 and $6.18, respectively. In 2018, we also granted 460,930 equity and cash-settled options with an exercise price of $6.18

Employment agreements with members of the Senior Leadership Team typically provide for severance payments if an executive’s employment is terminated without cause: generally, 18 months of base salary and performance bonus, benefits and accrual of pension service in lieu of notice. In the event of a change in control, Executive Leadership Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.